Intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 1,842.0	£ 2,018.4
Charge for the year	26.5	89.1	£ 6.0
Ending balance	1,468.8	1,842.0	2,018.4
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,180.1	4,040.6
Additions	43.2	60.4
Disposals	(44.4)	(38.2)
New acquisitions	3.5	40.3
Other movements	(1.4)	(4.5)
Exchange adjustments	(79.5)	81.5
Transfer to disposal group classified as held for sale	(1,094.9)
Ending balance	3,006.6	4,180.1	4,040.6
Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,338.1	2,022.2
Charge for the year	159.6	314.5
Disposals	(39.3)	(28.0)
Other movements	2.6	(1.9)
Exchange adjustments	(24.3)	31.3
Transfer to disposal group classified as held for sale	(898.9)
Ending balance	1,537.8	2,338.1	2,022.2
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,132.8	1,081.3
Ending balance	1,078.2	1,132.8	1,081.3
Brands with an indefinite useful life [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,132.8	1,081.3
Exchange adjustments	(41.4)	51.5
Ending balance	1,091.4	1,132.8	1,081.3
Brands with an indefinite useful life [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Charge for the year	13.2
Ending balance	13.2
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	594.8	829.1
Ending balance	323.6	594.8	829.1
Acquired intangibles [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,610.0	2,547.8
Disposals	(3.4)	(0.9)
New acquisitions	3.5	40.3
Other movements		2.9
Exchange adjustments	(28.2)	19.9
Transfer to disposal group classified as held for sale	(979.0)
Ending balance	1,602.9	2,610.0	2,547.8
Acquired intangibles [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,015.2	1,718.7
Charge for the year	116.8	275.8
Disposals	(1.6)	(0.7)
Exchange adjustments	(15.2)	21.4
Transfer to disposal group classified as held for sale	(835.9)
Ending balance	1,279.3	2,015.2	1,718.7
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	114.4	108.0
Ending balance	67.0	114.4	108.0
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	437.3	411.5
Additions	43.2	60.4
Disposals	(41.0)	(37.3)
Other movements	(1.4)	(7.4)
Exchange adjustments	(9.9)	10.1
Transfer to disposal group classified as held for sale	(115.9)
Ending balance	312.3	437.3	411.5
Other [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	322.9	303.5
Charge for the year	29.6	38.7
Disposals	(37.7)	(27.3)
Other movements	2.6	(1.9)
Exchange adjustments	(9.1)	9.9
Transfer to disposal group classified as held for sale	(63.0)
Ending balance	£ 245.3	£ 322.9	£ 303.5